Income and other taxes - Net deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	$ (35,022)	$ (65,590)	$ (180,643)
Deferred tax assets	204,091	152,250
Deferred tax liabilities	(239,113)	(217,840)
Temporary differences including temporary differences with liability balances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(506,617)	(540,343)
Deferred tax assets	(199,149)	(227,212)
Deferred tax liabilities	(307,468)	(313,131)
Property, plant and equipment (owned)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(325,338)	(363,644)
Deferred tax assets	(162,036)	(189,646)
Deferred tax liabilities	(163,302)	(173,998)
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(35,757)	(35,883)
Deferred tax assets	(25,816)	(28,299)
Deferred tax liabilities	(9,941)	(7,584)
Repatriation taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(119,281)	(109,186)
Deferred tax assets	(30)	(7)
Deferred tax liabilities	(119,251)	(109,179)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(26,241)	(31,630)
Deferred tax assets	(11,267)	(9,259)
Deferred tax liabilities	(14,974)	(22,371)
Temporary differences including temporary differences with asset balances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	471,595	474,753
Deferred tax assets	403,240	379,462
Deferred tax liabilities	68,355	95,291
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	357,670	358,774
Deferred tax assets	346,150	321,602
Deferred tax liabilities	11,520	37,172
Lease obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	48,706	48,633
Deferred tax assets	35,740	37,854
Deferred tax liabilities	12,966	10,779
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	24,567	16,391
Deferred tax assets	8,185	651
Deferred tax liabilities	16,382	15,740
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	40,652	50,955
Deferred tax assets	13,165	19,355
Deferred tax liabilities	$ 27,487	$ 31,600